Loans Payable to Shareholder	12 Months Ended
Dec. 31, 2017
Loans Payable to Shareholder/Loan Payable Under Credit Agreement [Abstract]
LOANS PAYABLE TO SHAREHOLDER

4.  LOANS PAYABLE TO SHAREHOLDER:

On February 11, 2016, the Company entered into a secured Promissory Note with a principal stockholder for $1,000,000 at an interest rate of 15% per annum, payable upon demand, secured by substantially all of the Company’s assets. The Promissory Note was paid in full with interest amounting to $51,250 on June 13, 2016.